VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—90.4%
Alabama—6.2%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$ 1,000	$ 1,056
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,050
		2,106

California—12.2%
Los Angeles Department of Water & Power District Revenue, Series C 5.000%, 7/1/39	900	967
Regents of the University of California Medical Center Pooled Revenue, Series P 5.000%, 5/15/42	1,000	1,048
San Diego County Regional Transportation Commission Revenue, Series B 5.000%, 4/1/41	300	324
San Diego Redevelopment Agency Successor Agency
Sales Tax Revenue, Series A 5.000%, 9/1/28	500	524
Sales Tax Revenue, Series A 5.000%, 9/1/29	405	424
San Mateo Foster, City of, Public Financing Authority Revenue
4.000%, 5/1/45	500	450
4.000%, 5/1/48	500	444
		4,181

Colorado—8.6%
E-470 Public Highway Authority
Toll Highway Revenue, Series A 5.000%, 9/1/35	800	853
Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,065
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,023
		2,941

Connecticut—4.7%
Connecticut, State of, Sales Tax Revenue 5.000%, 5/1/37	1,500	1,592
District of Columbia—3.1%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	1,000	1,054
Florida—6.1%
Broward County Convention Center Hotel Revenue 5.000%, 1/1/40	1,000	1,055
Collier County, Water-Sewer District Revenue 5.000%, 7/1/33	1,000	1,045
		2,100

	Par Value	Value

Idaho—2.0%
Idaho Housing & Finance Association
Series A 4.000%, 7/15/38	$ 250	$ 229
Series A 4.000%, 7/15/39	500	456
		685

Illinois—3.1%
Illinois Finance Authority Revenue 5.000%, 7/1/28	1,000	1,067
Mississippi—1.4%
Mississippi, State of, General Obligation, Series C 4.000%, 10/1/37	500	478
New York—3.8%
City of New York, General Obligation 5.500%, 5/1/44	1,000	1,091
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 4.000%, 8/1/48	250	223
		1,314

North Carolina—1.6%
Cabarrus County, Revenue, Series A 5.000%, 6/1/39	500	542
Oregon—3.0%
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,015
Tennessee—6.2%
Chattanooga Health Educational & Housing Facility Board, Series A 5.000%, 8/1/30	1,010	1,046
Tennessee, State of, General Obligation, Series A 5.000%, 9/1/30	1,000	1,086
		2,132

Texas—19.7%
Belton Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/52	250	231
City of Corpus Christi, Utility System Revenue Series B 5.000%, 7/15/52	500	509
Elgin Independent School District, General Obligation, Series A (PSF-GTD Insured) 4.000%, 8/1/52	1,000	884
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,079
Godley Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/52	1,000	881
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	480
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	807
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Texas—continued
Prosper Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/52	$ 1,000	$ 880
Texas Water Development Board Revenue 4.650%, 10/15/40	1,000	1,009
		6,760

Washington—8.7%
Energy Northwest Revenue 5.000%, 7/1/34	2,000	2,067
Washington Health Care Facilities Authority Series A 5.000%, 8/1/44	940	911
		2,978

Total Municipal Bonds (Identified Cost $33,823)		30,945

Total Long-Term Investments—90.4% (Identified Cost $33,823)		30,945

	Shares
Short-Term Investment—10.4%
Money Market Mutual Fund—10.4%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(2)	3,566,701	3,567
Total Short-Term Investment (Identified Cost $3,567)		3,567

TOTAL INVESTMENTS—100.8% (Identified Cost $37,390)		$34,512
Other assets and liabilities, net—(0.8)%		(259)
NET ASSETS—100.0%		$34,253
Abbreviation:
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At September 30, 2022, 9.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$30,945	$—	$30,945
Money Market Mutual Fund	3,567	3,567	—
Total Investments	$34,512	$3,567	$30,945
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3